U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS					September 30, 2025 (Unaudited)
Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Taxable Obligations - 14.% of net assets applicable to common shareholders, total cost of $8,601,000
$ 8,601,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$8,557,522

Puerto Rico FNMA Taxable - 7.97% of net assets applicable to common shareholders, total cost of $5,199,271
$ 623,133				FNMA Pool AP1207	3.50%	02/01/43	$588,936
1,070,892				FNMA Pool AR5155	3.50%	04/01/43	1,010,351
1,113,204				FNMA Pool AV7070	3.00%	06/01/45	1,008,308
150,719				FNMA Pool 850032	5.50%	05/01/36	155,268
$ 2,240,312				FNMA Pool AR5162	3.50%	05/01/43	2,109,005
$ 5,198,260	B						$4,871,868

US Municipals - 95.81% of net assets applicable to common shareholders, total cost of $64,617,638, Continued
$ 630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$719,119
1,000,000	C			Atlanta & Fulton County Recreation Authority	5.10%	12/01/47	983,576
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,148,864
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,212,803
1,000,000	C			Houston TX Utility Revenue Bonds	2.54%	11/15/40	766,210
700,000	C	E		California State General Obligation	7.55%	04/01/39	854,081
1,000,000	C		D	California Statewide Communities Development Authority	4.82%	08/01/45	850,909
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	1,906,205
1,000,000	C			Chicago O’Hare International Airport	4.57%	01/01/54	878,170
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	789,930
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,108,861
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,277,260
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,127,417
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	819,630
1,000,000	C		D	Golden State Tobacco	3.12%	06/01/38	838,609
1,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,393,392
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,053,980
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	210,369
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	255,799
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	376,669
860,000	C	E		Los Angeles California Department Airports	6.58%	05/15/39	934,231
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	910,073
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	1,965,876
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	365,583
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	143,139
500,000	C			Maryland Stadium Authority Bonds	3.71%	03/01/39	445,305
1,755,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,096,635
710,000	C	E	D	Metropolitan Transportation Authority	6.81%	11/15/40	787,796
1,500,000	C		D	Michigan State University	4.50%	08/15/48	1,363,494
2,149,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,418,089
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,726,134
600,000	C		D	New Jersey State Education	3.84%	09/01/36	549,605
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,046,871
855,000	C			New York City Industrial Development Agency	6.03%	01/01/46	860,739
1,630,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	1,799,680
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	879,937
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	964,080
1,270,000	C	E		New York Urban Development Corp.	5.77%	03/15/39	1,313,363
1,075,000	C			Southern CA Public Power Authority Revenue Bonds	5.93%	07/01/32	1,124,520
70,000	C			Metropolitan Transportation Authority	5.18%	11/15/49	64,598
750,000	C			Nashville & Davidson County Metropolitan Government Sports Stadium	5.60%	07/01/56	766,895
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,113,900
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,126,736
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	508,897
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,194,259
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,534,918
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,332,200
1,200,000	C		D	Port of Portland	4.06%	07/01/39	1,097,736
800,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	879,245

US Municipals - 95.81% of net assets applicable to common shareholders, total cost of $64,617,638, Concluded
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,890,618
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,375,680
805,000	C			San Jose, California	3.29%	03/01/41	631,235
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	702,386
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	717,591
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,376,672
240,000				Wisconsin Center District	4.17%	12/15/50	196,700
1,690,000	C	E		Washington State Convention Center Public Facilities District	6.79%	07/01/40	1,800,230
$ 58,104,000							$58,577,499

Total investments (117.78% of net assets)							$72,006,889
Other assets less liabilities (-17.78% of net assets)							(10,868,418)
Net assets applicable to common shareholders - 100%							$61,138,471

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.